Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2010
Registrant Name	dei_EntityRegistrantName	HENDERSON GLOBAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001141306
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 29, 2011
Henderson International All Cap Equity Fund (Prospectus Summary) | Henderson International All Cap Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFNAX
Henderson International All Cap Equity Fund (Prospectus Summary) | Henderson International All Cap Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFNCX
Henderson International All Cap Equity Fund (Prospectus Summary) | Henderson International All Cap Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIEIX
Henderson Money Market Fund (First Prospectus Summary) | Henderson Money Market Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFAXX
Henderson Money Market Fund (First Prospectus Summary) | Henderson Money Market Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFBXX
Henderson Money Market Fund (First Prospectus Summary) | Henderson Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFCXX
Henderson Money Market Fund (Second Prospectus Summary) | Henderson Money Market Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFZXX
Henderson Worldwide Income Fund (Prospectus Summary) | Henderson Worldwide Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFAAX
Henderson Worldwide Income Fund (Prospectus Summary) | Henderson Worldwide Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFABX
Henderson Worldwide Income Fund (Prospectus Summary) | Henderson Worldwide Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFACX
Henderson Worldwide Income Fund (Prospectus Summary) | Henderson Worldwide Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFAIX

Henderson International All Cap Equity Fund (Prospectus Summary) | Henderson International All Cap Equity Fund
Fund Summary
Investment Objective
The Fund's investment objective is to achieve long-term capital appreciation primarily through investment in equities of non-US companies.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge discount on your purchases of Class A shares if you and your immediate family invest, or agree to invest in the future, at least  $50,000 in Henderson Global Funds. More information about these and other discounts is available from your financial professional and in the sections entitled "Sales Charge Reductions-Class A
Shares" and "Sales Charge Waivers-Class A Shares" on pages 12-13 of the
Prospectus and the section entitled "Purchases, Exchanges and Redemption
Information" on page 45 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Henderson International All Cap Equity Fund	Class A	Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none	1.00%	[1]	none
[1]	A CDSC of up to 1% may be imposed on certain redemptions of Class C shares within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Henderson International All Cap Equity Fund	Class A		Class C		Class I
Management Fees	0.85%		0.85%		0.85%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		none
Other Expenses	0.29%	[1]	0.29%	[1]	0.29%
Total Annual Fund Operating Expenses	1.39%		2.14%		1.14%
[1]	Other expenses are based on estimated amounts for the current fiscal year.

Expense Example
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest
 $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Henderson International All Cap Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	708	990	1,293	2,152
Class C	317	670	1,150	2,477
Class I	116	363	629	1,391

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Henderson International All Cap Equity Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	708	990	1,293	2,152
Class C	217	670	1,150	2,477
Class I	116	363	629	1,391

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests primarily in equity securities of non-US companies of all sizes. Under normal market conditions, at least 80% of its net assets will be invested in equity securities. Equity securities include common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. For purposes of this investment strategy, assets of the Fund means net assets plus the amount of any borrowings for investment purposes. Non-US companies are broadly defined to include any company that meets one of the following tests:

·  its country of organization, its primary business office and/or the principal trading market of its stock are located outside of the US

·  50% or more of its assets are located in a country other than the US

·  50% or more of its revenues are derived from outside of the US

In choosing investments, the manager applies a fundamental, bottom-up approach.
The manager generally seeks companies which it believes can offer above average growth sustainably, or those whose growth has been underestimated by the market.

Normally, the Fund's investments will be divided among Continental Europe, the
United Kingdom, Japan and the markets of the Pacific Basin. However, selective investments may also be made in Latin America and in other parts of the world.
The Fund may invest in emerging markets and may invest in new companies, both through initial public offerings and private placements.

The Fund may also invest a substantial amount of its assets (i.e., more than 25%
of its assets) in issuers located in a single country or a limited number of countries and may invest up to 15% of its net assets in illiquid securities.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. The Fund expects to use derivatives principally when seeking to hedge currency exposure using forward foreign currency contracts, or to gain exposure to equity securities using futures contracts on securities indices. However, the Fund may also purchase or sell other types of futures or forward contracts; options on futures contracts;
exchange-traded and over-the-counter options; equity collars; equity-linked securities and equity swap agreements. There is no stated limit on the Fund's use of derivatives.

The Fund generally sells a stock when, in the manager's opinion, there is deterioration in the company's fundamentals, the company fails to meet performance expectations, the stock achieves its target price, its earnings are disappointing or its revenue growth has slowed. The Fund may also sell a stock if the manager believes that negative country or regional factors may affect the company's outlook, if, in the manager's opinion, a superior investment opportunity arises or to meet cash requirements. Some of the Fund's investments may produce income, although income from dividends and interest will be incidental and not an important consideration in choosing investments.

The Fund may engage in active and frequent trading to achieve its investment objective. The Fund does not limit its investments to companies of any particular size and may invest a significant portion of its assets in smaller and less seasoned issuers. However, in an attempt to reduce portfolio risks, the manager will invest across countries, industry groups and/or securities.

Principal Investment Risks
You can lose money by investing in the Fund and your investment in the Fund may not perform as well as other similar investments. As with any fund, the value of the Fund's investments and therefore the value of the Fund's shares as well as the amount of any dividend paid may fluctuate significantly. The Fund may not achieve its investment objective, and is not intended as a complete investment program. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks that could adversely affect the total return on your investment include:

·  Market and Equity Securities Risk. The risk that the stock price of one or more of the companies in the Fund's portfolio will fall, or will fail to rise.
   Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. Because the Fund's portfolio primarily consists of equity securities, it is expected that the Fund's net asset value (NAV) will be subject to greater price fluctuation than a portfolio containing primarily fixed income securities.

·  Smaller and Less Seasoned Companies Risk. The risk that the Fund may invest in securities issued by smaller companies and in less seasoned issuers, including through initial public offerings and private placements. Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources than larger, more seasoned companies and, especially in the case of initial public offerings and private placements, their securities may trade less frequently and in more limited volume than those of larger, more mature companies, and the prices of their securities may be more volatile than those of larger, more established companies.

·  Foreign Investments Risk. The risks of investing outside the U.S. include currency fluctuations, economic or financial insolvency, a lack of timely or reliable financial information, possible imposition of foreign withholding taxes or unfavorable political or legal developments. These risks are typically greater in less developed or emerging market countries.

·  Emerging Markets Risk. The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss.
   These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

·  Non-Diversification Risk. The risk that, because the Fund may invest a higher percentage of its assets in a small number of issuers, the Fund is more susceptible to any single economic, political or regulatory event affecting one or more of those issuers than is a diversified fund.

·  Frequent Trading Risk. The risk that frequent buying and selling of investments will involve higher trading costs and other expenses that may affect the Fund's performance over time. High rates of portfolio turnover may result in the realization of short-term capital gains, which could adversely affect the after tax return on your investment in the Fund. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. The Fund's portfolio turnover rate may be 100% or more.

·  Geographic Focus Risk. To the extent the Fund invests a substantial amount of its assets in issuers located in a single country or region, developments in these economies will generally have a greater effect on the Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility.

·  Derivatives Risk. Derivatives involve special risks different from, and potentially greater than, the risks associated with investing directly in securities and may result in greater losses. The successful use of derivatives depends on the managers' ability to manage these sophisticated instruments, which require investment techniques and risk analysis different from those of other investments. Derivatives involve the risk of mispricing or improper valuation and the prices of derivatives may move in unexpected ways especially in unusual market conditions, and may result in increased volatility and unexpected losses. Some derivatives are "leveraged" and therefore may magnify or otherwise increase investment losses. The use of derivatives may also increase the amount of taxes payable by shareholders.

   Other risks arise from the managers' potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for a
   Fund's derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) are not liquid.
   Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. Derivatives also may involve credit and interest rate risks. In addition, the risks associated with the use of derivatives are magnified to the extent that a larger portion of the
   Fund's assets are committed to derivatives in general or are invested in a few types of derivatives.

Performance
The bar chart and table below provide some indication of the risk of an investment in the Fund by showing the changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for different calendar periods compared to those of a broad-based securities market index. When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information on our website, www.hendersonglobalinvestors.com, or by calling 866.3HENDERSON or 866.343.6337.

Class I Shares Total Return (%) per calendar year

During the two-year period ended December 31, 2010, the Fund's highest and lowest quarterly returns were 30.94% and (11.64)% for the quarters ended June
30, 2009 and March 31, 2009, respectively.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts. After-tax returns are shown only for the Class I Shares. The after-tax returns of the Class A and Class C Shares will vary from those shown, because, as noted above, each class of shares has different sales charges, distribution fees and/or service fees, and expenses.

Average Annual Total Returns for periods ended December 31, 2010 (including maximum sales charges)	[1]
Average Annual Total Returns Henderson International All Cap Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	CLASS A Return Before Taxes	6.85%	(4.05%)	Dec 31, 2010
Class C	CLASS C Return Before Taxes	12.67%	(2.81%)	Dec 31, 2010
Class I	CLASS I Return Before Taxes	13.74%	(1.82%)	Jan 31, 2008
Class I After Taxes on Distributions	CLASS I Return After Taxes on Distributions	13.36%	(2.55%)	Jan 31, 2008
Class I After Taxes on Distributions and Sales	CLASS I Return After Taxes on Distributions and Sale of Fund Shares	8.93%	(2.02%)	Jan 31, 2008
MSCI EAFE Index	MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	8.21%	(3.58%)

[1]	The performance for Class A and Class C shares for the period prior to December 31, 2010 is based on the performance of Class I shares. Performance for Class A and Class C shares would be similar because the shares are invested in the same portfolio of securities and have the same portfolio management. Class A and Class C shares are subject to sales charges and distribution fees.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 29, 2011
Henderson International All Cap Equity Fund (Prospectus Summary) | Henderson International All Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund's investment objective is to achieve long-term capital appreciation primarily through investment in equities of non-US companies.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge discount on your purchases of Class A shares if you and your immediate family invest, or agree to invest in the future, at least  $50,000 in Henderson Global Funds. More information about these and other discounts is available from your financial professional and in the sections entitled "Sales Charge Reductions-Class A
Shares" and "Sales Charge Waivers-Class A Shares" on pages 12-13 of the
Prospectus and the section entitled "Purchases, Exchanges and Redemption
Information" on page 45 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for a sales charge discount on your purchases of Class A shares if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Henderson Global Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest
 $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests primarily in equity securities of non-US companies of all sizes. Under normal market conditions, at least 80% of its net assets will be invested in equity securities. Equity securities include common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. For purposes of this investment strategy, assets of the Fund means net assets plus the amount of any borrowings for investment purposes. Non-US companies are broadly defined to include any company that meets one of the following tests:

·  its country of organization, its primary business office and/or the principal trading market of its stock are located outside of the US

·  50% or more of its assets are located in a country other than the US

·  50% or more of its revenues are derived from outside of the US

In choosing investments, the manager applies a fundamental, bottom-up approach.
The manager generally seeks companies which it believes can offer above average growth sustainably, or those whose growth has been underestimated by the market.

Normally, the Fund's investments will be divided among Continental Europe, the
United Kingdom, Japan and the markets of the Pacific Basin. However, selective investments may also be made in Latin America and in other parts of the world.
The Fund may invest in emerging markets and may invest in new companies, both through initial public offerings and private placements.

The Fund may also invest a substantial amount of its assets (i.e., more than 25%
of its assets) in issuers located in a single country or a limited number of countries and may invest up to 15% of its net assets in illiquid securities.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. The Fund expects to use derivatives principally when seeking to hedge currency exposure using forward foreign currency contracts, or to gain exposure to equity securities using futures contracts on securities indices. However, the Fund may also purchase or sell other types of futures or forward contracts; options on futures contracts;
exchange-traded and over-the-counter options; equity collars; equity-linked securities and equity swap agreements. There is no stated limit on the Fund's use of derivatives.

The Fund generally sells a stock when, in the manager's opinion, there is deterioration in the company's fundamentals, the company fails to meet performance expectations, the stock achieves its target price, its earnings are disappointing or its revenue growth has slowed. The Fund may also sell a stock if the manager believes that negative country or regional factors may affect the company's outlook, if, in the manager's opinion, a superior investment opportunity arises or to meet cash requirements. Some of the Fund's investments may produce income, although income from dividends and interest will be incidental and not an important consideration in choosing investments.

The Fund may engage in active and frequent trading to achieve its investment objective. The Fund does not limit its investments to companies of any particular size and may invest a significant portion of its assets in smaller and less seasoned issuers. However, in an attempt to reduce portfolio risks, the manager will invest across countries, industry groups and/or securities.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund and your investment in the Fund may not perform as well as other similar investments. As with any fund, the value of the Fund's investments and therefore the value of the Fund's shares as well as the amount of any dividend paid may fluctuate significantly. The Fund may not achieve its investment objective, and is not intended as a complete investment program. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks that could adversely affect the total return on your investment include:

·  Market and Equity Securities Risk. The risk that the stock price of one or more of the companies in the Fund's portfolio will fall, or will fail to rise.
   Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. Because the Fund's portfolio primarily consists of equity securities, it is expected that the Fund's net asset value (NAV) will be subject to greater price fluctuation than a portfolio containing primarily fixed income securities.

·  Smaller and Less Seasoned Companies Risk. The risk that the Fund may invest in securities issued by smaller companies and in less seasoned issuers, including through initial public offerings and private placements. Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources than larger, more seasoned companies and, especially in the case of initial public offerings and private placements, their securities may trade less frequently and in more limited volume than those of larger, more mature companies, and the prices of their securities may be more volatile than those of larger, more established companies.

·  Foreign Investments Risk. The risks of investing outside the U.S. include currency fluctuations, economic or financial insolvency, a lack of timely or reliable financial information, possible imposition of foreign withholding taxes or unfavorable political or legal developments. These risks are typically greater in less developed or emerging market countries.

·  Emerging Markets Risk. The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss.
   These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

·  Non-Diversification Risk. The risk that, because the Fund may invest a higher percentage of its assets in a small number of issuers, the Fund is more susceptible to any single economic, political or regulatory event affecting one or more of those issuers than is a diversified fund.

·  Frequent Trading Risk. The risk that frequent buying and selling of investments will involve higher trading costs and other expenses that may affect the Fund's performance over time. High rates of portfolio turnover may result in the realization of short-term capital gains, which could adversely affect the after tax return on your investment in the Fund. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. The Fund's portfolio turnover rate may be 100% or more.

·  Geographic Focus Risk. To the extent the Fund invests a substantial amount of its assets in issuers located in a single country or region, developments in these economies will generally have a greater effect on the Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility.

·  Derivatives Risk. Derivatives involve special risks different from, and potentially greater than, the risks associated with investing directly in securities and may result in greater losses. The successful use of derivatives depends on the managers' ability to manage these sophisticated instruments, which require investment techniques and risk analysis different from those of other investments. Derivatives involve the risk of mispricing or improper valuation and the prices of derivatives may move in unexpected ways especially in unusual market conditions, and may result in increased volatility and unexpected losses. Some derivatives are "leveraged" and therefore may magnify or otherwise increase investment losses. The use of derivatives may also increase the amount of taxes payable by shareholders.

   Other risks arise from the managers' potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for a
   Fund's derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) are not liquid.
   Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. Derivatives also may involve credit and interest rate risks. In addition, the risks associated with the use of derivatives are magnified to the extent that a larger portion of the
   Fund's assets are committed to derivatives in general or are invested in a few types of derivatives.

Risk, Lose Money	rr_RiskLoseMoney	You can lose money by investing in the Fund and your investment in the Fund may not perform as well as other similar investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The risk that, because the Fund may invest a higher percentage of its assets in a small number of issuers, the Fund is more susceptible to any single economic, political or regulatory event affecting one or more of those issuers than is a diversified fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risk of an investment in the Fund by showing the changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for different calendar periods compared to those of a broad-based securities market index. When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information on our website, www.hendersonglobalinvestors.com, or by calling 866.3HENDERSON or 866.343.6337.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of an investment in the Fund by showing the changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for different calendar periods compared to those of a broad-based securities market index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866.3HENDERSON or 866.343.6337
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hendersonglobalinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Class I Shares Total Return (%) per calendar year
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the two-year period ended December 31, 2010, the Fund's highest and lowest quarterly returns were 30.94% and (11.64)% for the quarters ended June
30, 2009 and March 31, 2009, respectively.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class I Shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts. After-tax returns are shown only for the Class I Shares. The after-tax returns of the Class A and Class C Shares will vary from those shown, because, as noted above, each class of shares has different sales charges, distribution fees and/or service fees, and expenses.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for periods ended December 31, 2010 (including maximum sales charges)	[1]
Henderson International All Cap Equity Fund (Prospectus Summary) | Henderson International All Cap Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.64%)
Henderson International All Cap Equity Fund | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.58%)
Henderson International All Cap Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	708
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	990
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,293
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,152
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	708
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	990
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,293
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,152
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.85%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.05%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
Henderson International All Cap Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	317
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	670
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,150
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,477
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	217
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	670
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,150
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,477
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.81%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
Henderson International All Cap Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	363
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	629
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,391
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	116
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	363
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	629
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,391
Annual Return 2009	rr_AnnualReturn2009	39.26%
Annual Return 2010	rr_AnnualReturn2010	13.74%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.82%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2008
Henderson International All Cap Equity Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS I Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.55%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2008
Henderson International All Cap Equity Fund | Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS I Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.93%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.02%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2008

[1]	The performance for Class A and Class C shares for the period prior to December 31, 2010 is based on the performance of Class I shares. Performance for Class A and Class C shares would be similar because the shares are invested in the same portfolio of securities and have the same portfolio management. Class A and Class C shares are subject to sales charges and distribution fees.
[2]	Other expenses are based on estimated amounts for the current fiscal year.
[3]	A CDSC of up to 1% may be imposed on certain redemptions of Class C shares within 12 months of purchase.

Henderson Money Market Fund (First Prospectus Summary) | Henderson Money Market Fund
Fund Summary
Investment Objective
The Fund's investment objective is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable  $1.00 per share net asset value ("NAV").

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information, including qualifications for fee waivers, is available from your financial professional and in the section entitled "Description of Share Classes" on page 13 of the Fund's Prospectus and the section entitled "Purchases, Exchanges and Redemption Information" on
page 33 of the Statement of Additional Information.

Shareholders fees (fees paid directly from your investment)
Shareholder Fees Henderson Money Market Fund	Class A	Class B		Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none	5.00%	[1]	1.00%	[2]
[1]	Class B shares acquired through an exchange from other Henderson Global Funds may be subject to a CDSC that declines over time.
[2]	Class C shares acquired through an exchange from other Henderson Global Funds may be subject to a CDSC of up to 1% on redemptions within 12 months of your original purchase of Class C shares of other Henderson Global Funds.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Henderson Money Market Fund		Class A	Class B	Class C
Management Fees	[1]	0.05%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%
Other Expenses		0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses		0.65%	1.40%	1.40%
Fee Waiver and/or Expense Reimbursement	[2]	0.25%	1.00%	1.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.40%	0.40%	0.40%
[1]	The Fund invests as part of a "master-feeder" structure. The Fund operates as a "feeder fund" which means it invests in a separate mutual fund, or a "master fund". The fee shown is the investment advisory fee paid by State Street Money Market Portfolio (the "Master Portfolio" or "Portfolio"), a registered open-end fund, to SSgA Funds Management, Inc. ("SSgA FM"), the manager of the Master Portfolio. Effective February 18, 2011, the management fee for the Master Portfolio was reduced from 0.10% to 0.05%. Under contract, the adviser receives no management fee for any period in which the Fund invests substantially all of its investable assets in a master-feeder structure.
[2]	The Distributor has contractually agreed to waive all distribution and service fees through April 30, 2013. The Fund's adviser has contractually agreed, if necessary, to reimburse other operating expenses of the Fund to the extent necessary to limit total annual operating expenses to 0.40% of the Fund's average daily net assets, excluding interest, taxes, brokerage commissions and other investment related costs and extraordinary expenses such as litigation or other expenses incurred in the ordinary course of business. The Fund's Expense Limitation Agreement shall terminate upon the earlier of the termination of the Advisory Agreement or July 31, 2012. The Fund's adviser may discontinue the Expense Limitation Agreement at any time after its expiration date.

Expense Example
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest
 $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The expense example assumes that the adviser's agreement to waive fees and/or reimburse expenses expires on July 31, 2012 and that the
Distributor has contractually agreed to waive all distribution and service fees through April 30, 2013. The expense example also reflects the conversion of
Class B shares to Class A shares after 8 years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Henderson Money Market Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	41	157	312	765
Class B	441	540	670	1,296
Class C	141	240	570	1,506

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Henderson Money Market Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	41	157	312	765
Class B	41	240	570	1,296
Class C	41	240	570	1,506

Principal Investment Strategies
The Fund invests as part of a "master-feeder" structure. The Fund described in this Prospectus operates as a "feeder fund" which means that the Fund invests in a separate mutual fund, or a "master fund", which in turn purchases investment securities.

The Fund will seek to achieve its investment objective by investing substantially all of its investable assets in a master fund, the State Street
Money Market Portfolio (the "Master Portfolio"), a series of a separately registered open-end management investment company called the State Street Master
Funds. The Master Portfolio has substantially the same investment objective, investment policies, and risks as the Fund. The Master Porfolio's investment objective is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable,  $1.00 per share net asset value, by investing in U.S. dollar-denominated money market securities. SSgA Funds Management, Inc. ("SSgA FM") is the investment adviser of the Master Portfolio. All discussions about the Fund's investment objective, policies and risks should be understood to refer also to the investment objective, policies and risks of the Master Portfolio.

The Fund can withdraw its investment in the Master Portfolio if, at any time, the Fund's Board of Trustees ("Board") determines that it would be in the best interests of the Fund, or if the investment objective of the Master Portfolio changes so that it is inconsistent with the objective of the Fund. If the Fund withdraws its investment from the Master Portfolio, the Fund may invest all of its assets in another master fund that has the same investment objective as the
Fund, Henderson Global Investors (North America) Inc. (the "Adviser") may
directly manage the Fund's assets, or the Board may take such other action it deems appropriate and in the best interests of the Fund, which may include liquidation of the Fund.

The Fund invests substantially all of its investable assets in the Master
Portfolio.

The Master Portfolio follows a disciplined investment process in which the
Master Portfolio's investment adviser bases its decisions on the relative attractiveness of different money market instruments. In such adviser's opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The
Master Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Master Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of Portfolio liquidity.

The Master Portfolio attempts to meet its investment objective by investing in a broad range of money market instruments. These may include among other things:
U.S. government securities, including U.S. Treasury bills, notes and bonds and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; certificates of deposits and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Master
Portfolio also may invest in shares of other money market funds, including funds advised by the Master Portfolio's investment adviser. Under normal market conditions, the Master Portfolio intends to invest more than 25% of its total assets in bank obligations.

Principal Investment Risks
As with any fund, the value of the Fund's investments and therefore, the value of the Fund's shares, may fluctuate. The Fund may not achieve its investment objective, and is not intended as a complete investment program. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Risks discussed below for the Master Portfolio expose the Fund to the same risks. The principal risks that could adversely affect the total return on your investment include:

· Risks of Investing Principally in Money Market Instruments:
  ·  Interest Rate Risk-The risk that interest rates will rise, causing the value of the Master Portfolio's investments to fall. Also, the risk that as interest rates decline, the income that the Master Portfolio receives on its new investments generally will decline.

  ·  Credit Risk-The risk that an issuer, guarantor or liquidity provider of an instrument will fail, including the perception that such an entity will fail, to make scheduled interest or principal payments, which may reduce the
     Master Portfolio's income and the market value of the instrument.

  ·  Liquidity Risk-The risk that the Master Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Master Portfolio.

· Master/Feeder Structure Risk. The Fund's performance may suffer as a result of large cash inflows or outflows of the Master in which the Fund invests.

· Risk Associated with Maintaining a Stable Share Price. If the market value of one or more the Master Portfolio's investments substantially during the period when the Master Portfolio holds them, the Fund may not be able to maintain a stableprice of  $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality is falling, and is made worse when the Master Portfolio experiences significant redemption requests.

·  Low Short-Term Interest Rates. At the date of this Prospectus, short-term interest rates approach 0%, and so the Fund's yield, is very low. If the
   Master Portfolio generates insufficient income to pay its expenses, it may not pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Master Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

·  Banking Industry Risk. To the extent the Master Portfolio concentrates its investments in bank obligations, financial, economic, business, and other developments in the banking industry will have a greater effect on the Master
   Portfolio than if it had not concentrated its assets in the banking industry.
   Adverse changes in the banking industry may include, among other things, banks experiencing substantial losses on loans, increases in non-performing assets and chargeoffs and declines in total deposits.

·  Repurchase Agreement Risk. The Master Portfolio may enter into a repurchase agreement, which is an agreement to buy a security from a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed upon price. If the Master Portfolio's counterparty is unable to honor its commitments, the Master Portfolio could lose money.

·  Mortgage-Related Securities Risk. Defaults, or perceived increases in the risk of defaults, on the loans underlying these securities may impair the value of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected)
   than do other types of fixed income securities. The enforceability of security interests that support these securities may, in some cases, be subject to limitations.

·  Foreign Securities Risk. The Master Portfolio may invest in U.S. dollar denominated instruments issued by foreign governments, corporations and financial institutions. Financial information relating to foreign issuers may be more limited than financial information generally available for domestic issuers. In addition, the value of instruments of foreign issuers may be adversely affected by local or regional political and economic developments.

·  Government Securities Risk. Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S.
   Government, and to the extent the Master Portfolio owns such securities, it must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment.

·  Variable and Floating Rate Securities Risk. The Master Portfolio may purchase variable and floating rate securities issued or guaranteed by the U.S.
   government, or an agency or instrumentality thereof. A variable rate security provides for the automatic establishment of a new interest rate on set dates.
   Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. There may be no active secondary market for a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Master Portfolio will approximate their par value. Variable and floating rate securities are subject to interest rate and credit/default risk.

·  Market Risk. The values of the securities in which the Master Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the
   U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation.
   The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

·  Risk of Regulation of Money Market Funds. The Securities and Exchange
   Commission ("SEC") has recently adopted amend- ments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Master Portfolio. The SEC may adopt additional reforms to money market regulation, which may impact the operation or performance of the
   Master Portfolio.

Performance
The bar chart and table below show the Fund's performance for the period shown and the Fund's average annual total return for the calendar period. When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information on our website,
www.hendersonglobalinvestors.com, or by calling 1.866.443.6337.

Total Return (%) per calendar year

During the one-year period ended December 31, 2010, the Fund's highest and lowest quarterly returns were 0.02% and 0.01% for the quarters ended June 30,
2010 and December 31, 2010, respectively.

Average Annual Total Returns for periods ended December 31, 2010
Average Annual Total Returns Henderson Money Market Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	CLASS A	0.06%	0.09%	Apr 20, 2009
Class B	CLASS B	(3.94%)	(2.28%)	Apr 20, 2009
Class C	CLASS C	0.06%	0.09%	Apr 20, 2009

To obtain current yield information, visit
www.hendersonglobalinvestors.com or call
866.443.6337.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 29, 2011
Henderson Money Market Fund (First Prospectus Summary) | Henderson Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund's investment objective is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable  $1.00 per share net asset value ("NAV").

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information, including qualifications for fee waivers, is available from your financial professional and in the section entitled "Description of Share Classes" on page 13 of the Fund's Prospectus and the section entitled "Purchases, Exchanges and Redemption Information" on
page 33 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholders fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest
 $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The expense example assumes that the adviser's agreement to waive fees and/or reimburse expenses expires on July 31, 2012 and that the
Distributor has contractually agreed to waive all distribution and service fees through April 30, 2013. The expense example also reflects the conversion of
Class B shares to Class A shares after 8 years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests as part of a "master-feeder" structure. The Fund described in this Prospectus operates as a "feeder fund" which means that the Fund invests in a separate mutual fund, or a "master fund", which in turn purchases investment securities.

The Fund will seek to achieve its investment objective by investing substantially all of its investable assets in a master fund, the State Street
Money Market Portfolio (the "Master Portfolio"), a series of a separately registered open-end management investment company called the State Street Master
Funds. The Master Portfolio has substantially the same investment objective, investment policies, and risks as the Fund. The Master Porfolio's investment objective is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable,  $1.00 per share net asset value, by investing in U.S. dollar-denominated money market securities. SSgA Funds Management, Inc. ("SSgA FM") is the investment adviser of the Master Portfolio. All discussions about the Fund's investment objective, policies and risks should be understood to refer also to the investment objective, policies and risks of the Master Portfolio.

The Fund can withdraw its investment in the Master Portfolio if, at any time, the Fund's Board of Trustees ("Board") determines that it would be in the best interests of the Fund, or if the investment objective of the Master Portfolio changes so that it is inconsistent with the objective of the Fund. If the Fund withdraws its investment from the Master Portfolio, the Fund may invest all of its assets in another master fund that has the same investment objective as the
Fund, Henderson Global Investors (North America) Inc. (the "Adviser") may
directly manage the Fund's assets, or the Board may take such other action it deems appropriate and in the best interests of the Fund, which may include liquidation of the Fund.

The Fund invests substantially all of its investable assets in the Master
Portfolio.

The Master Portfolio follows a disciplined investment process in which the
Master Portfolio's investment adviser bases its decisions on the relative attractiveness of different money market instruments. In such adviser's opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The
Master Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Master Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of Portfolio liquidity.

The Master Portfolio attempts to meet its investment objective by investing in a broad range of money market instruments. These may include among other things:
U.S. government securities, including U.S. Treasury bills, notes and bonds and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; certificates of deposits and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Master
Portfolio also may invest in shares of other money market funds, including funds advised by the Master Portfolio's investment adviser. Under normal market conditions, the Master Portfolio intends to invest more than 25% of its total assets in bank obligations.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any fund, the value of the Fund's investments and therefore, the value of the Fund's shares, may fluctuate. The Fund may not achieve its investment objective, and is not intended as a complete investment program. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Risks discussed below for the Master Portfolio expose the Fund to the same risks. The principal risks that could adversely affect the total return on your investment include:

· Risks of Investing Principally in Money Market Instruments:
  ·  Interest Rate Risk-The risk that interest rates will rise, causing the value of the Master Portfolio's investments to fall. Also, the risk that as interest rates decline, the income that the Master Portfolio receives on its new investments generally will decline.

  ·  Credit Risk-The risk that an issuer, guarantor or liquidity provider of an instrument will fail, including the perception that such an entity will fail, to make scheduled interest or principal payments, which may reduce the
     Master Portfolio's income and the market value of the instrument.

  ·  Liquidity Risk-The risk that the Master Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Master Portfolio.

· Master/Feeder Structure Risk. The Fund's performance may suffer as a result of large cash inflows or outflows of the Master in which the Fund invests.

· Risk Associated with Maintaining a Stable Share Price. If the market value of one or more the Master Portfolio's investments substantially during the period when the Master Portfolio holds them, the Fund may not be able to maintain a stableprice of  $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality is falling, and is made worse when the Master Portfolio experiences significant redemption requests.

·  Low Short-Term Interest Rates. At the date of this Prospectus, short-term interest rates approach 0%, and so the Fund's yield, is very low. If the
   Master Portfolio generates insufficient income to pay its expenses, it may not pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Master Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

·  Banking Industry Risk. To the extent the Master Portfolio concentrates its investments in bank obligations, financial, economic, business, and other developments in the banking industry will have a greater effect on the Master
   Portfolio than if it had not concentrated its assets in the banking industry.
   Adverse changes in the banking industry may include, among other things, banks experiencing substantial losses on loans, increases in non-performing assets and chargeoffs and declines in total deposits.

·  Repurchase Agreement Risk. The Master Portfolio may enter into a repurchase agreement, which is an agreement to buy a security from a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed upon price. If the Master Portfolio's counterparty is unable to honor its commitments, the Master Portfolio could lose money.

·  Mortgage-Related Securities Risk. Defaults, or perceived increases in the risk of defaults, on the loans underlying these securities may impair the value of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected)
   than do other types of fixed income securities. The enforceability of security interests that support these securities may, in some cases, be subject to limitations.

·  Foreign Securities Risk. The Master Portfolio may invest in U.S. dollar denominated instruments issued by foreign governments, corporations and financial institutions. Financial information relating to foreign issuers may be more limited than financial information generally available for domestic issuers. In addition, the value of instruments of foreign issuers may be adversely affected by local or regional political and economic developments.

·  Government Securities Risk. Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S.
   Government, and to the extent the Master Portfolio owns such securities, it must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment.

·  Variable and Floating Rate Securities Risk. The Master Portfolio may purchase variable and floating rate securities issued or guaranteed by the U.S.
   government, or an agency or instrumentality thereof. A variable rate security provides for the automatic establishment of a new interest rate on set dates.
   Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. There may be no active secondary market for a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Master Portfolio will approximate their par value. Variable and floating rate securities are subject to interest rate and credit/default risk.

·  Market Risk. The values of the securities in which the Master Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the
   U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation.
   The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

·  Risk of Regulation of Money Market Funds. The Securities and Exchange
   Commission ("SEC") has recently adopted amend- ments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Master Portfolio. The SEC may adopt additional reforms to money market regulation, which may impact the operation or performance of the
   Master Portfolio.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table below show the Fund's performance for the period shown and the Fund's average annual total return for the calendar period. When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information on our website,
www.hendersonglobalinvestors.com, or by calling 1.866.443.6337.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show the Fund's performance for the period shown and the Fund's average annual total return for the calendar period.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.866.443.6337
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hendersonglobalinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Return (%) per calendar year
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the one-year period ended December 31, 2010, the Fund's highest and lowest quarterly returns were 0.02% and 0.01% for the quarters ended June 30,
2010 and December 31, 2010, respectively.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
To obtain current yield information, visit
www.hendersonglobalinvestors.com or call
866.443.6337.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for periods ended December 31, 2010
Henderson Money Market Fund (First Prospectus Summary) | Henderson Money Market Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-07-31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Henderson Money Market Fund (First Prospectus Summary) | Henderson Money Market Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-07-31
Henderson Money Market Fund (First Prospectus Summary) | Henderson Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-07-31
Henderson Money Market Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.40%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	41
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	157
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	312
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	765
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	41
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	157
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	312
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	765
Annual Return 2010	rr_AnnualReturn2010	0.06%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 20, 2009
Henderson Money Market Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.00%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.40%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	441
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	540
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	670
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,296
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	41
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	240
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	570
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,296
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS B
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.94%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.28%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 20, 2009
Henderson Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.00%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.40%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	141
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	570
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,506
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	41
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	240
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	570
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,506
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 20, 2009

[1]	The Fund invests as part of a "master-feeder" structure. The Fund operates as a "feeder fund" which means it invests in a separate mutual fund, or a "master fund". The fee shown is the investment advisory fee paid by State Street Money Market Portfolio (the "Master Portfolio" or "Portfolio"), a registered open-end fund, to SSgA Funds Management, Inc. ("SSgA FM"), the manager of the Master Portfolio. Effective February 18, 2011, the management fee for the Master Portfolio was reduced from 0.10% to 0.05%. Under contract, the adviser receives no management fee for any period in which the Fund invests substantially all of its investable assets in a master-feeder structure.
[2]	The Distributor has contractually agreed to waive all distribution and service fees through April 30, 2013. The Fund's adviser has contractually agreed, if necessary, to reimburse other operating expenses of the Fund to the extent necessary to limit total annual operating expenses to 0.40% of the Fund's average daily net assets, excluding interest, taxes, brokerage commissions and other investment related costs and extraordinary expenses such as litigation or other expenses incurred in the ordinary course of business. The Fund's Expense Limitation Agreement shall terminate upon the earlier of the termination of the Advisory Agreement or July 31, 2012. The Fund's adviser may discontinue the Expense Limitation Agreement at any time after its expiration date.
[3]	Class B shares acquired through an exchange from other Henderson Global Funds may be subject to a CDSC that declines over time.
[4]	Class C shares acquired through an exchange from other Henderson Global Funds may be subject to a CDSC of up to 1% on redemptions within 12 months of your original purchase of Class C shares of other Henderson Global Funds.

Henderson Money Market Fund (Second Prospectus Summary) | Henderson Money Market Fund
Fund Summary
Investment Objective
The Fund's investment objective is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable  $1.00 per share net asset value ("NAV").

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholders fees (fees paid directly from your investment)	[1]
Shareholder Fees	Henderson Money Market Fund Class Z
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Henderson Money Market Fund Class Z
Management Fees	[1]	0.05%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.35%
Total Annual Fund Operating Expenses		0.40%
[1]	The Fund invests as part of a "master-feeder" structure. The Fund operates as a "feeder fund" which means it invests in a separate mutual fund, or a "master fund". The fee shown is the investment advisory fee paid by State Street Money Market Portfolio (the "Master Portfolio" or "Portfolio"), a registered open-end fund, to SSgA Funds Management, Inc. ("SSgA FM"), the manager of the Master Portfolio. Effective February 18, 2011, the management fee for the Master Portfolio was reduced from 0.10% to 0.05%. Under contract, the adviser receives no management fee for any period in which the Fund invests substantially all of its investable assets in a master-feeder structure.

Expense Example
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest
 $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Henderson Money Market Fund Class Z	41	129	225	508

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Henderson Money Market Fund Class Z	41	129	225	508

Principal Investment Strategies
The Fund invests as part of a "master-feeder" structure. The Fund described in this Prospectus operates as a "feeder fund" which means that the Fund invests in a separate mutual fund, or a "master fund", which in turn purchases investment securities.

The Fund will seek to achieve its investment objective by investing substantially all of its investable assets in a master fund, the State Street
Money Market Portfolio (the "Master Portfolio"), a series of a separately registered open-end management investment company called the State Street Master
Funds. The Master Portfolio has substantially the same investment objective, investment policies, and risks as the Fund. The Master Portfolio's investment objective is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable,  $1.00 per share net asset value, by investing in U.S. dollar-denominated money market securities. SSgA Funds Management, Inc. ("SSgA FM") is the investment adviser of the Master Portfolio. All discussions about the Fund's investment objective, policies and risks should be understood to refer also to the investment objective, policies and risks of the Master Portfolio.

The Fund can withdraw its investment in the Master Portfolio if, at any time, the Fund's Board of Trustees ("Board") determines that it would be in the best interests of the Fund, or if the investment objective of the Master Portfolio changes so that it is inconsistent with the objective of the Fund. If the Fund withdraws its investment from the Master Portfolio, the Fund may invest all of its assets in another master fund that has the same investment objective as the
Fund, Henderson Global Investors (North America) Inc. (the "Adviser") may
directly manage the Fund's assets, or the Board may take such other action it deems appropriate and in the best interests of the Fund, which may include liquidation of the Fund.

The Fund invests substantially all of its investable assets in the Master
Portfolio.

The Master Portfolio follows a disciplined investment process in which the
Master Portfolio's investment adviser bases its decisions on the relative attractiveness of different money market instruments. In such adviser's opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The
Master Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Master Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of Portfolio liquidity.

The Master Portfolio attempts to meet its investment objective by investing in a broad range of money market instruments. These may include among other things:
U.S. government securities, including U.S. Treasury bills, notes and bonds and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; certificates of deposits and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Master
Portfolio also may invest in shares of other money market funds, including funds advised by the Master Portfolio's investment adviser. Under normal market conditions, the Master Portfolio intends to invest more than 25% of its total assets in bank obligations.

Principal Investment Risks
As with any fund, the value of the Fund's investments and therefore, the value of the Fund's shares, may fluctuate. The Fund may not achieve its investment objective, and is not intended as a complete investment program. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Risks discussed below for the Master Portfolio expose the Fund to the same risks. The principal risks that could adversely affect the total return on your investment include:

•  Risks of Investing Principally in Money Market Instruments:

•  Interest Rate Risk-The risk that interest rates will rise, causing the value of the Master Portfolio's investments to fall. Also, the risk that as interest rates decline, the income that the Master Portfolio receives on its new investments generally will decline.

•  Credit Risk-The risk that an issuer, guarantor or liquidity provider of an instrument will fail, including the perception that such an entity will fail, to make scheduled interest or principal payments, which may reduce the Master
   Portfolio's income and the market value of the instrument.

•  Liquidity Risk-The risk that the Master Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Master Portfolio.

•  Master/Feeder Structure Risk. The Fund's performance may suffer as a result of large cash inflows or outflows of the Master Portfolio in which the Fund invests.

•  Risk Associated with Maintaining a Stable Share Price. If the market value of one or more the Master Portfolio's investments changes substantially during the period when the Master Portfolio holds them, the Fund may not be able to maintain a stable share price of  $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Master Portfolio experiences significant redemption requests.

·  Low Short-Term Interest Rates. At the date of this Prospectus, short-term interest rates approach 0%, and so the Fund's yield, is very low. If the
   Master Portfolio generates insufficient income to pay its expenses, it may not pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Master Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

·  Banking Industry Risk. To the extent the Master Portfolio concentrates its investments in bank obligations, financial, economic, business, and other developments in the banking industry will have a greater effect on the Master
   Portfolio than if it had not concentrated its assets in the banking industry.
   Adverse changes in the banking industry may include, among other things, banks experiencing substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits.

·  Repurchase Agreement Risk. The Master Portfolio may enter into a repurchase agreement, which is an agreement to buy a security from a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed upon price. If the Master Portfolio's counterparty is unable to honor its commitments, the Master Portfolio could lose money.

·  Mortgage-Related Securities Risk. Defaults, or perceived increases in the risk of defaults, on the loans underlying these securities may impair the value of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected)
   than do other types of fixed income securities. The enforceability of security interests that support these securities may, in some cases, be subject to limitations.

·  Foreign Securities Risk. The Master Portfolio may invest in U.S. dollar denominated instruments issued by foreign governments, corporations and financial institutions. Financial information relating to foreign issuers may be more limited than financial information generally available for domestic issuers. In addition, the value of instruments of foreign issuers may be adversely affected by local or regional political and economic developments.

·  Government Securities Risk. Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S.
   Government, and to the extent the Master Portfolio owns such securities, it must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment.

·  Variable and Floating Rate Securities Risk. The Master Portfolio may purchase variable and floating rate securities issued or guaranteed by the U.S.
   government, or an agency or instrumentality thereof. A variable rate security provides for the automatic establishment of a new interest rate on set dates.
   Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. There may be no active secondary market for a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Master Portfolio will approximate their par value. Variable and floating rate securities are subject to interest rate and credit/default risk.

·  Market Risk. The values of the securities in which the Master Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the
   U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

·  Risk of Regulation of Money Market Funds. The Securities and Exchange
   Commission ("SEC") has recently adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the
   Master Portfolio. The SEC may adopt additional reforms to money market regulation, which may impact the operation or performance of the Master
   Portfolio.

Performance
The bar chart and table below show the Fund's performance for the period shown and the Fund's average annual total return for the calendar period. When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information on our website,
www.hendersonglobalinvestors.com, or by calling 800.657.1493.

Total Return (%) per calendar year

During the one-year period ended December 31, 2010, the Fund's highest and lowest quarterly returns were 0.02% and 0.01% for the quarters ended June 30,
2010 and December 31, 2010, respectively.

Average Annual Total Returns for periods ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Henderson Money Market Fund Class Z	CLASS Z	0.06%	0.09%	Apr 20, 2009

To obtain current yield information, visit
www.hendersonglobalinvestors.com or call
800.657.1493.

[1]	Class Z shares are only available for purchase by other series of Henderson Global Funds.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 29, 2011
Henderson Money Market Fund (Second Prospectus Summary) | Henderson Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund's investment objective is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable  $1.00 per share net asset value ("NAV").

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholders fees (fees paid directly from your investment)	[1]
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest
 $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests as part of a "master-feeder" structure. The Fund described in this Prospectus operates as a "feeder fund" which means that the Fund invests in a separate mutual fund, or a "master fund", which in turn purchases investment securities.

The Fund will seek to achieve its investment objective by investing substantially all of its investable assets in a master fund, the State Street
Money Market Portfolio (the "Master Portfolio"), a series of a separately registered open-end management investment company called the State Street Master
Funds. The Master Portfolio has substantially the same investment objective, investment policies, and risks as the Fund. The Master Portfolio's investment objective is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable,  $1.00 per share net asset value, by investing in U.S. dollar-denominated money market securities. SSgA Funds Management, Inc. ("SSgA FM") is the investment adviser of the Master Portfolio. All discussions about the Fund's investment objective, policies and risks should be understood to refer also to the investment objective, policies and risks of the Master Portfolio.

The Fund can withdraw its investment in the Master Portfolio if, at any time, the Fund's Board of Trustees ("Board") determines that it would be in the best interests of the Fund, or if the investment objective of the Master Portfolio changes so that it is inconsistent with the objective of the Fund. If the Fund withdraws its investment from the Master Portfolio, the Fund may invest all of its assets in another master fund that has the same investment objective as the
Fund, Henderson Global Investors (North America) Inc. (the "Adviser") may
directly manage the Fund's assets, or the Board may take such other action it deems appropriate and in the best interests of the Fund, which may include liquidation of the Fund.

The Fund invests substantially all of its investable assets in the Master
Portfolio.

The Master Portfolio follows a disciplined investment process in which the
Master Portfolio's investment adviser bases its decisions on the relative attractiveness of different money market instruments. In such adviser's opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The
Master Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Master Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of Portfolio liquidity.

The Master Portfolio attempts to meet its investment objective by investing in a broad range of money market instruments. These may include among other things:
U.S. government securities, including U.S. Treasury bills, notes and bonds and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; certificates of deposits and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Master
Portfolio also may invest in shares of other money market funds, including funds advised by the Master Portfolio's investment adviser. Under normal market conditions, the Master Portfolio intends to invest more than 25% of its total assets in bank obligations.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any fund, the value of the Fund's investments and therefore, the value of the Fund's shares, may fluctuate. The Fund may not achieve its investment objective, and is not intended as a complete investment program. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Risks discussed below for the Master Portfolio expose the Fund to the same risks. The principal risks that could adversely affect the total return on your investment include:

•  Risks of Investing Principally in Money Market Instruments:

•  Interest Rate Risk-The risk that interest rates will rise, causing the value of the Master Portfolio's investments to fall. Also, the risk that as interest rates decline, the income that the Master Portfolio receives on its new investments generally will decline.

•  Credit Risk-The risk that an issuer, guarantor or liquidity provider of an instrument will fail, including the perception that such an entity will fail, to make scheduled interest or principal payments, which may reduce the Master
   Portfolio's income and the market value of the instrument.

•  Liquidity Risk-The risk that the Master Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Master Portfolio.

•  Master/Feeder Structure Risk. The Fund's performance may suffer as a result of large cash inflows or outflows of the Master Portfolio in which the Fund invests.

•  Risk Associated with Maintaining a Stable Share Price. If the market value of one or more the Master Portfolio's investments changes substantially during the period when the Master Portfolio holds them, the Fund may not be able to maintain a stable share price of  $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Master Portfolio experiences significant redemption requests.

·  Low Short-Term Interest Rates. At the date of this Prospectus, short-term interest rates approach 0%, and so the Fund's yield, is very low. If the
   Master Portfolio generates insufficient income to pay its expenses, it may not pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Master Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

·  Banking Industry Risk. To the extent the Master Portfolio concentrates its investments in bank obligations, financial, economic, business, and other developments in the banking industry will have a greater effect on the Master
   Portfolio than if it had not concentrated its assets in the banking industry.
   Adverse changes in the banking industry may include, among other things, banks experiencing substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits.

·  Repurchase Agreement Risk. The Master Portfolio may enter into a repurchase agreement, which is an agreement to buy a security from a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed upon price. If the Master Portfolio's counterparty is unable to honor its commitments, the Master Portfolio could lose money.

·  Mortgage-Related Securities Risk. Defaults, or perceived increases in the risk of defaults, on the loans underlying these securities may impair the value of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected)
   than do other types of fixed income securities. The enforceability of security interests that support these securities may, in some cases, be subject to limitations.

·  Foreign Securities Risk. The Master Portfolio may invest in U.S. dollar denominated instruments issued by foreign governments, corporations and financial institutions. Financial information relating to foreign issuers may be more limited than financial information generally available for domestic issuers. In addition, the value of instruments of foreign issuers may be adversely affected by local or regional political and economic developments.

·  Government Securities Risk. Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S.
   Government, and to the extent the Master Portfolio owns such securities, it must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment.

·  Variable and Floating Rate Securities Risk. The Master Portfolio may purchase variable and floating rate securities issued or guaranteed by the U.S.
   government, or an agency or instrumentality thereof. A variable rate security provides for the automatic establishment of a new interest rate on set dates.
   Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. There may be no active secondary market for a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Master Portfolio will approximate their par value. Variable and floating rate securities are subject to interest rate and credit/default risk.

·  Market Risk. The values of the securities in which the Master Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the
   U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

·  Risk of Regulation of Money Market Funds. The Securities and Exchange
   Commission ("SEC") has recently adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the
   Master Portfolio. The SEC may adopt additional reforms to money market regulation, which may impact the operation or performance of the Master
   Portfolio.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table below show the Fund's performance for the period shown and the Fund's average annual total return for the calendar period. When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information on our website,
www.hendersonglobalinvestors.com, or by calling 800.657.1493.

Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800.657.1493
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hendersonglobalinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Return (%) per calendar year
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the one-year period ended December 31, 2010, the Fund's highest and lowest quarterly returns were 0.02% and 0.01% for the quarters ended June 30,
2010 and December 31, 2010, respectively.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
To obtain current yield information, visit
www.hendersonglobalinvestors.com or call
800.657.1493.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for periods ended December 31, 2010
Henderson Money Market Fund (Second Prospectus Summary) | Henderson Money Market Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Henderson Money Market Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.05%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.40%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	41
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	129
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	225
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	508
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	41
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	129
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	225
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	508
Annual Return 2010	rr_AnnualReturn2010	0.06%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS Z
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 20, 2009

[1]	Class Z shares are only available for purchase by other series of Henderson Global Funds.
[2]	The Fund invests as part of a "master-feeder" structure. The Fund operates as a "feeder fund" which means it invests in a separate mutual fund, or a "master fund". The fee shown is the investment advisory fee paid by State Street Money Market Portfolio (the "Master Portfolio" or "Portfolio"), a registered open-end fund, to SSgA Funds Management, Inc. ("SSgA FM"), the manager of the Master Portfolio. Effective February 18, 2011, the management fee for the Master Portfolio was reduced from 0.10% to 0.05%. Under contract, the adviser receives no management fee for any period in which the Fund invests substantially all of its investable assets in a master-feeder structure.

Henderson Worldwide Income Fund (Prospectus Summary) | Henderson Worldwide Income Fund
Fund Summary
Investment Objective
The Fund's investment objective is to seek total return through current income and capital appreciation.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge discount on your purchase of Class A shares if you and your immediate family invest, or agree to invest in the future, at least  $50,000 in Henderson Global Funds. More information about these and other discounts is available from your financial professional and in the sections entitled "Sales Charge Reductions - Class A
Shares" and "Sales Charge Waivers - Class A Shares" on pages 14-16 of the Fund's
Prospectus and the section entitled "Purchases, Exchanges and Redemption
Information" on page 48 of the Statement of Additional Information.

Shareholders fees (fees paid directly from your investment)
Shareholder Fees Henderson Worldwide Income Fund	Class A	Class B		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none	5.00%	[1]	1.00%	[2]	none
[1]	The CDSC payable upon redemption of Class B shares declines over time.
[2]	A CDSC of up to 1% may be imposed on certain redemptions of Class C shares within 12 months of purchase.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Henderson Worldwide Income Fund		Class A	Class B	Class C	Class I
Management Fees		0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses		0.54%	0.54%	0.54%	0.54%	[1]
Total Annual Fund Operating Expenses		1.54%	2.29%	2.29%	1.29%
Fee Waiver and/or Expense Reimbursement	[2]	0.24%	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.30%	2.05%	2.05%	1.05%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The Fund's adviser has contractually agreed to waive its management fee and, if necessary, to reimburse other operating expenses in order to limit total annual ordinary operating expenses, less distribution and service fees, to 1.05% of the Fund's average daily net assets. The Fund's Expense Limitation Agreement shall terminate upon the earlier of the termination of the Advisory Agreement or July 31, 2020.

Expense Example
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest
 $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example does not reflect sales charges (loads) on reinvested dividends and other distributions because sales charges (loads) are not imposed by the Fund on reinvested dividends and other distributions. The expense example assumes that the adviser's agreement to waive fees and/or reimburse expenses expires on July 31, 2020. The expense example also reflects the conversion of Class B shares to Class A shares after 8 years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Henderson Worldwide Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	601	868	1,155	1,997
Class B	608	943	1,204	2,271
Class C	308	643	1,104	2,408
Class I	107	334	580	1,313

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Henderson Worldwide Income Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	601	868	1,155	1,997
Class B	208	643	1,104	2,271
Class C	208	643	1,104	2,408
Class I	107	334	580	1,313

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its net assets in income producing securities (including lower-quality securities or "junk bonds") including foreign investment grade debt (including developed market government bonds), emerging market debt, international high yield debt, US investment grade corporate debt and US government debt securities. The Fund may also invest in dividend-paying equity securities of companies domiciled in the
US or abroad. The managers may shift the Fund's assets among various types of income-producing securities based upon changing market conditions. Under normal circumstances, the manager intends to invest at least 40% of the Fund's net assets outside of the United States and in at least three different countries. A security is deemed to originate in a country if one or more of the following tests are met:

·  the company is organized in or its primary business office or principal trading market of its equity are located in the country

·  a plurality of the company's assets are located in the country

·  a plurality of the company's revenues are derived from the country

The managers use a process that combines a bottom-up approach to individual security selection rooted in thorough independent research with a macro-economic overlay that determines appropriate country, asset sector, currency and industry exposure.

In their bottom-up approach, the managers use both qualitative and quantitative credit analysis to consider a variety of factors, including the issuer's:

·  experience and managerial strength

·  debt service capability

·  operating outlook

·  sensitivity to economic conditions

·  current financial condition

·  liquidity and access to capital

·  asset protection

·  structural issues

·  covenant protection

·  equity sponsorship

The managers perform credit analysis and meet with prospective and purchased debt issuers. They also work closely with a team of analysts to search for the most appropriate securities to include in the Fund's portfolio.

Sector, regional and industry allocations are evaluated within a broader economic and market context and involve:

·  evaluation of the economic and interest rate environment that determines asset sector allocation and quality mix

·  evaluation of country and regional economic environment to support country allocation decisions

·  analysis of industry weightings including stability and growth of industries, cash flows and/or positive equity momentum

The Fund will generally consider selling a security when, in the managers'
opinion, there is significant deterioration in company fundamentals, an inability to maintain open communication with management, a change in business strategy, a change in issuer-specific business outlook, realization of anticipated gains, or a failure by the issuer to meet operating/financial targets. The Fund may also consider selling a security if, in the managers'
opinion, a superior investment opportunity arises.

The Fund may use bank borrowings to increase the amount of money the Fund can invest. This strategy is called leverage. The Fund may borrow money to the extent permissible under the Investment Company Act of 1940, as amended (the
"1940 Act"), currently up to 33 1/3% of its total assets, including the amount borrowed.

Securities in which the Fund may invest include: all types of bonds, debentures, mortgage-related and other asset-backed securities, investment grade debt securities, US Government securities, foreign securities, derivatives, distressed securities and emerging market debt securities, subordinated bank debt and private placements. The Fund has no specific range with respect to the duration of the fixed income securities it may invest in. The Fund also may invest up to 30% of its net assets in equity and equity-related securities such as convertibles and debt securities with warrants and may invest up to 15% of its net assets in illiquid securities. The Fund has no policy limiting the currency in which foreign securities may be denominated.

The Fund may engage in derivative transactions to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies. The Fund expects to use derivatives principally when seeking to hedge currency exposure using forward foreign currency contracts or to obtain net long or net negative (short) exposures to selected interest rate, duration or credit risks using a combination of bond or interest rate futures contracts, options on bond or interest rate futures contracts, and interest rate, inflation rate and credit default swap agreements. However, the Fund may also purchase or sell other types of derivative instruments. There is no stated
limit on the Fund's use of derivatives.

The Fund may engage in active and frequent trading to achieve its investment objective. The Fund does not limit its investments to companies of any particular size and may invest a significant portion of its assets in smaller and less seasoned issuers.

Principal Investment Risks
You can lose money by investing in the Fund and your investment in the Fund may not perform as well as other similar investments. As with any fund, the value of the Fund's investments and therefore the value of the Fund's shares as well as the amount of any dividend paid may fluctuate significantly. The Fund may not achieve its investment objective, and is not intended as a complete investment program. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks that could adversely affect the total return on your investment include:

·  High Yield Securities Risk. High yield securities are considered predominantly speculative with respect to the issuer's ability to pay interest and principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield securities tend to be volatile, and these securities are less liquid than investment grade securities. For these reasons, investments in high yield securities are subject to the following specific risks: increased price sensitivity to changing interest rates and to a deteriorating economic environment; greater risk of loss due to default or declining credit quality;
   greater likelihood that adverse company specific events will render the issuer unable to make interest and/or principal payments when due; and if a negative perception of the high yield market develops, greater risks that the price and liquidity of high yield securities may be depressed.

·  Credit/Default Risk. The risk that one or more debt securities will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences an actual or perceived decline in its financial status. Below investment grade securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal when due, and therefore involve a greater risk of default.

·  Market Risk. The risk that deteriorating market conditions might cause a general weakness in the market that reduces the overall value of debt securities in the market. Developments in a particular class of debt securities or the stock market could also adversely affect the Fund by reducing the relative attractiveness of debt securities as an investment.
   Also, to the extent that the Fund emphasizes debt securities from any given industry, it could be hurt if that industry does not do well. Adverse changes in economic conditions are more likely to lead to a weakened capacity of a high yield issuer to make principal and interest payments when due than an investment grade issuer. The prices of high yield securities are generally more volatile and sensitive to actual or perceived negative economic developments than investment grade securities. The Fund may also invest in equity securities. Equity investments, such as common stocks, are subject to greater fluctuations in market value than other asset classes as a result of factors such as a company's business performance, investor perceptions, stock market trends and general economic conditions.

·  Issuer Risk. The value of debt securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services. The price of high yield securities tends to reflect individual developments of the issuer to a greater extent than do higher quality securities and is, therefore, more volatile and sensitive to actual or perceived negative developments affecting an issuer.

·  Interest Rate Risk. Generally, debt securities will decrease in value when interest rates rise and increase in value when interest rates decline.
   Interest rate risk is the risk that the debt securities will decline in value because of increases in interest rates. Interest rate changes normally have a greater effect on the prices of longer-term debt securities than shorter-term debt securities. In addition, during periods of declining interest rates, the issuers of debt securities may prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding debt securities. (This is known as prepayment risk and may reduce the Fund's income.) During periods of rising interest rates, slower than expected principal payments may extend the average life of certain types of securities. This may lock in a below market interest rate, increase the debt security's duration and reduce the value of the debt security. (This is known as extension risk.)

·  Liquidity Risk. Liquidity of individual debt securities varies considerably.
   Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price. High yield debt securities tend to be less liquid than higher-rated securities.

·  Leverage Risk. The Fund may borrow money to the extent permissible under the
   1940 Act, currently up to 331/3% of its total assets, including the amount borrowed. This leverage creates risks not associated with unleveraged funds having a similar investment objective and may adversely affect the return to shareholders of the Fund, including: the likelihood of greater volatility of net asset value; fluctuations in the interest rates on borrowings and short-term debt; increased operating costs, which may reduce the Fund's total return; and the potential for a decline in the value of an investment acquired with borrowed funds, while the Fund's obligations under such borrowings remain fixed. Since the Fund pays the adviser based on the Fund's averaged managed assets, which include the proceeds of any leverage, the adviser's fee will be higher if the Fund is leveraged and the adviser will have an incentive to leverage the Fund.

·  Foreign Investments Risk. The risks of investing outside the US include currency fluctuations, economic or financial insolvency, a lack of timely or reliable financial information, possible imposition of foreign withholding taxes or unfavorable political or legal developments. These risks are typically greater in less developed or emerging market countries.

·  Derivatives Risk. Derivatives involve special risks different from, and potentially greater than, the risks associated with investing directly in securities and may result in greater losses. The successful use of derivatives depends on the managers' ability to manage these sophisticated instruments, which require investment techniques and risk analysis different from those of other investments. Derivatives involve the risk of mispricing or improper valuation and the prices of derivatives may move in unexpected ways especially in unusual market conditions, and may result in increased volatility and unexpected losses. Some derivatives are "leveraged" and therefore may magnify or otherwise increase investment losses. The use of derivatives may also increase the amount of taxes payable by shareholders.

   Other risks arise from the managers' potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for a
   Fund's derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) are not liquid.
   Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. Derivatives also may involve credit and interest rate risks. In addition, the risks associated with the use of derivatives are magnified to the extent that a larger portion of the
   Fund's assets are committed to derivatives in general or are invested in a few types of derivatives.

·  Frequent Trading Risk. The risk that frequent buying and selling of investments will involve higher trading costs and other expenses that may affect the Fund's performance over time. High rates of portfolio turnover may result in the realization of short-term capital gains, which could adversely affect the after tax return on your investment in the Fund. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. The Fund's portfolio turnover rate may be 100% or more.

·  Smaller and Less Seasoned Companies Risk. The risk that the Fund may invest in securities issued by smaller companies and in less seasoned issuers, including through initial public offerings and private placements. Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources than larger, more seasoned companies and, especially in the case of initial public offerings and private placements, their securities may trade less frequently and in more limited volume than those of larger, more mature companies, and the prices of their securities may be more volatile than those of larger, more established companies.

Performance
The bar chart and table below provide some indication of the risk of an investment in the Fund by showing the changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for different calendar periods compared to those of a broad-based securities market index. When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information on our website, www.hendersonglobalinvestors.com, or by calling 866.3HENDERSON (or 866.343.6337).

The annual returns in the bar chart are for the Fund's Class A shares without reflecting payment of any front-end sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

Total Return (%) per calendar year

During the seven-year period ended December 31, 2010, the Fund's highest and lowest quarterly returns were 24.81% and (24.95)% for the quarters ended June
30, 2009 and December 31, 2008, respectively.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts. After tax-returns are shown only for the Class A shares. The after-tax returns of the Class B, C and I shares will vary from those shown for the Class A shares because, as noted above, each class of shares has different sales charges, distribution fees and/or service fees, and expenses.

Average Annual Total Returns for periods ended December 31, 2010 (including maximum sales charges)	[1]
Average Annual Total Returns Henderson Worldwide Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	CLASS A Return Before Taxes	4.95%	2.04%	4.58%	Sep 30, 2003
Class A After Taxes on Distributions	CLASS A Return After Taxes on Distributions	3.58%	(0.24%)	2.23%	Sep 30, 2003
Class A After Taxes on Distributions and Sales	CLASS A Return After Taxes on Distributions and Sale of Fund Shares	3.21%	0.39%	2.53%	Sep 30, 2003
Class B	CLASS B Return Before Taxes	5.21%	2.14%	4.52%	Sep 30, 2003
Class C	CLASS C Return Before Taxes	9.39%	2.20%	4.46%	Sep 30, 2003
Class I	CLASS I Return Before Taxes	10.17%	3.04%	5.28%	Apr 29, 2011
Barclays Capital Global Aggregate Bond Index	Barclays Capital Global Aggregate Bond Index [ex US MBS] (reflects no deductions for fees, expenses or taxes)	5.52%	6.68%	5.77%
50% Merrill Lynch Global High Yield Index (USD Hedged)/50% Merrill Lynch Global Broad Market Corporate Index (USD Hedged)	50% Merril | Lynch Global High Yield Index (USD Hedged)/ 50% Merrill Lynch Global Broad Market Corporate Index (USD Hedged) (reflects no deductions for fees, expenses or taxes)	11.39%	7.33%	7.12%

[1]	Inception date of Class A shares, Class B shares and Class C shares is September 30, 2003. Inception date of Class I shares is April 29, 2011. The performance for Class I shares for the period prior to April 29, 2011 is based on the performance of Class A shares. Performance for Class I shares would be similar because the shares are invested in the same portfolio of securities and have the same portfolio management. Class I shares are not subject to a front-end sales charge or distribution fee.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 29, 2011
Henderson Worldwide Income Fund (Prospectus Summary) | Henderson Worldwide Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund's investment objective is to seek total return through current income and capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge discount on your purchase of Class A shares if you and your immediate family invest, or agree to invest in the future, at least  $50,000 in Henderson Global Funds. More information about these and other discounts is available from your financial professional and in the sections entitled "Sales Charge Reductions - Class A
Shares" and "Sales Charge Waivers - Class A Shares" on pages 14-16 of the Fund's
Prospectus and the section entitled "Purchases, Exchanges and Redemption
Information" on page 48 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholders fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for a sales charge discount on your purchase of Class A shares if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Henderson Global Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest
 $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example does not reflect sales charges (loads) on reinvested dividends and other distributions because sales charges (loads) are not imposed by the Fund on reinvested dividends and other distributions. The expense example assumes that the adviser's agreement to waive fees and/or reimburse expenses expires on July 31, 2020. The expense example also reflects the conversion of Class B shares to Class A shares after 8 years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund will invest at least 80% of its net assets in income producing securities (including lower-quality securities or "junk bonds") including foreign investment grade debt (including developed market government bonds), emerging market debt, international high yield debt, US investment grade corporate debt and US government debt securities. The Fund may also invest in dividend-paying equity securities of companies domiciled in the
US or abroad. The managers may shift the Fund's assets among various types of income-producing securities based upon changing market conditions. Under normal circumstances, the manager intends to invest at least 40% of the Fund's net assets outside of the United States and in at least three different countries. A security is deemed to originate in a country if one or more of the following tests are met:

·  the company is organized in or its primary business office or principal trading market of its equity are located in the country

·  a plurality of the company's assets are located in the country

·  a plurality of the company's revenues are derived from the country

The managers use a process that combines a bottom-up approach to individual security selection rooted in thorough independent research with a macro-economic overlay that determines appropriate country, asset sector, currency and industry exposure.

In their bottom-up approach, the managers use both qualitative and quantitative credit analysis to consider a variety of factors, including the issuer's:

·  experience and managerial strength

·  debt service capability

·  operating outlook

·  sensitivity to economic conditions

·  current financial condition

·  liquidity and access to capital

·  asset protection

·  structural issues

·  covenant protection

·  equity sponsorship

The managers perform credit analysis and meet with prospective and purchased debt issuers. They also work closely with a team of analysts to search for the most appropriate securities to include in the Fund's portfolio.

Sector, regional and industry allocations are evaluated within a broader economic and market context and involve:

·  evaluation of the economic and interest rate environment that determines asset sector allocation and quality mix

·  evaluation of country and regional economic environment to support country allocation decisions

·  analysis of industry weightings including stability and growth of industries, cash flows and/or positive equity momentum

The Fund will generally consider selling a security when, in the managers'
opinion, there is significant deterioration in company fundamentals, an inability to maintain open communication with management, a change in business strategy, a change in issuer-specific business outlook, realization of anticipated gains, or a failure by the issuer to meet operating/financial targets. The Fund may also consider selling a security if, in the managers'
opinion, a superior investment opportunity arises.

The Fund may use bank borrowings to increase the amount of money the Fund can invest. This strategy is called leverage. The Fund may borrow money to the extent permissible under the Investment Company Act of 1940, as amended (the
"1940 Act"), currently up to 33 1/3% of its total assets, including the amount borrowed.

Securities in which the Fund may invest include: all types of bonds, debentures, mortgage-related and other asset-backed securities, investment grade debt securities, US Government securities, foreign securities, derivatives, distressed securities and emerging market debt securities, subordinated bank debt and private placements. The Fund has no specific range with respect to the duration of the fixed income securities it may invest in. The Fund also may invest up to 30% of its net assets in equity and equity-related securities such as convertibles and debt securities with warrants and may invest up to 15% of its net assets in illiquid securities. The Fund has no policy limiting the currency in which foreign securities may be denominated.

The Fund may engage in derivative transactions to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies. The Fund expects to use derivatives principally when seeking to hedge currency exposure using forward foreign currency contracts or to obtain net long or net negative (short) exposures to selected interest rate, duration or credit risks using a combination of bond or interest rate futures contracts, options on bond or interest rate futures contracts, and interest rate, inflation rate and credit default swap agreements. However, the Fund may also purchase or sell other types of derivative instruments. There is no stated
limit on the Fund's use of derivatives.

The Fund may engage in active and frequent trading to achieve its investment objective. The Fund does not limit its investments to companies of any particular size and may invest a significant portion of its assets in smaller and less seasoned issuers.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund and your investment in the Fund may not perform as well as other similar investments. As with any fund, the value of the Fund's investments and therefore the value of the Fund's shares as well as the amount of any dividend paid may fluctuate significantly. The Fund may not achieve its investment objective, and is not intended as a complete investment program. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks that could adversely affect the total return on your investment include:

·  High Yield Securities Risk. High yield securities are considered predominantly speculative with respect to the issuer's ability to pay interest and principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield securities tend to be volatile, and these securities are less liquid than investment grade securities. For these reasons, investments in high yield securities are subject to the following specific risks: increased price sensitivity to changing interest rates and to a deteriorating economic environment; greater risk of loss due to default or declining credit quality;
   greater likelihood that adverse company specific events will render the issuer unable to make interest and/or principal payments when due; and if a negative perception of the high yield market develops, greater risks that the price and liquidity of high yield securities may be depressed.

·  Credit/Default Risk. The risk that one or more debt securities will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences an actual or perceived decline in its financial status. Below investment grade securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal when due, and therefore involve a greater risk of default.

·  Market Risk. The risk that deteriorating market conditions might cause a general weakness in the market that reduces the overall value of debt securities in the market. Developments in a particular class of debt securities or the stock market could also adversely affect the Fund by reducing the relative attractiveness of debt securities as an investment.
   Also, to the extent that the Fund emphasizes debt securities from any given industry, it could be hurt if that industry does not do well. Adverse changes in economic conditions are more likely to lead to a weakened capacity of a high yield issuer to make principal and interest payments when due than an investment grade issuer. The prices of high yield securities are generally more volatile and sensitive to actual or perceived negative economic developments than investment grade securities. The Fund may also invest in equity securities. Equity investments, such as common stocks, are subject to greater fluctuations in market value than other asset classes as a result of factors such as a company's business performance, investor perceptions, stock market trends and general economic conditions.

·  Issuer Risk. The value of debt securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services. The price of high yield securities tends to reflect individual developments of the issuer to a greater extent than do higher quality securities and is, therefore, more volatile and sensitive to actual or perceived negative developments affecting an issuer.

·  Interest Rate Risk. Generally, debt securities will decrease in value when interest rates rise and increase in value when interest rates decline.
   Interest rate risk is the risk that the debt securities will decline in value because of increases in interest rates. Interest rate changes normally have a greater effect on the prices of longer-term debt securities than shorter-term debt securities. In addition, during periods of declining interest rates, the issuers of debt securities may prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding debt securities. (This is known as prepayment risk and may reduce the Fund's income.) During periods of rising interest rates, slower than expected principal payments may extend the average life of certain types of securities. This may lock in a below market interest rate, increase the debt security's duration and reduce the value of the debt security. (This is known as extension risk.)

·  Liquidity Risk. Liquidity of individual debt securities varies considerably.
   Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price. High yield debt securities tend to be less liquid than higher-rated securities.

·  Leverage Risk. The Fund may borrow money to the extent permissible under the
   1940 Act, currently up to 331/3% of its total assets, including the amount borrowed. This leverage creates risks not associated with unleveraged funds having a similar investment objective and may adversely affect the return to shareholders of the Fund, including: the likelihood of greater volatility of net asset value; fluctuations in the interest rates on borrowings and short-term debt; increased operating costs, which may reduce the Fund's total return; and the potential for a decline in the value of an investment acquired with borrowed funds, while the Fund's obligations under such borrowings remain fixed. Since the Fund pays the adviser based on the Fund's averaged managed assets, which include the proceeds of any leverage, the adviser's fee will be higher if the Fund is leveraged and the adviser will have an incentive to leverage the Fund.

·  Foreign Investments Risk. The risks of investing outside the US include currency fluctuations, economic or financial insolvency, a lack of timely or reliable financial information, possible imposition of foreign withholding taxes or unfavorable political or legal developments. These risks are typically greater in less developed or emerging market countries.

·  Derivatives Risk. Derivatives involve special risks different from, and potentially greater than, the risks associated with investing directly in securities and may result in greater losses. The successful use of derivatives depends on the managers' ability to manage these sophisticated instruments, which require investment techniques and risk analysis different from those of other investments. Derivatives involve the risk of mispricing or improper valuation and the prices of derivatives may move in unexpected ways especially in unusual market conditions, and may result in increased volatility and unexpected losses. Some derivatives are "leveraged" and therefore may magnify or otherwise increase investment losses. The use of derivatives may also increase the amount of taxes payable by shareholders.

   Other risks arise from the managers' potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for a
   Fund's derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) are not liquid.
   Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. Derivatives also may involve credit and interest rate risks. In addition, the risks associated with the use of derivatives are magnified to the extent that a larger portion of the
   Fund's assets are committed to derivatives in general or are invested in a few types of derivatives.

·  Frequent Trading Risk. The risk that frequent buying and selling of investments will involve higher trading costs and other expenses that may affect the Fund's performance over time. High rates of portfolio turnover may result in the realization of short-term capital gains, which could adversely affect the after tax return on your investment in the Fund. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. The Fund's portfolio turnover rate may be 100% or more.

·  Smaller and Less Seasoned Companies Risk. The risk that the Fund may invest in securities issued by smaller companies and in less seasoned issuers, including through initial public offerings and private placements. Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources than larger, more seasoned companies and, especially in the case of initial public offerings and private placements, their securities may trade less frequently and in more limited volume than those of larger, more mature companies, and the prices of their securities may be more volatile than those of larger, more established companies.

Risk, Lose Money	rr_RiskLoseMoney	You can lose money by investing in the Fund and your investment in the Fund may not perform as well as other similar investments.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risk of an investment in the Fund by showing the changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for different calendar periods compared to those of a broad-based securities market index. When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information on our website, www.hendersonglobalinvestors.com, or by calling 866.3HENDERSON (or 866.343.6337).

The annual returns in the bar chart are for the Fund's Class A shares without reflecting payment of any front-end sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of an investment in the Fund by showing the changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for different calendar periods compared to those of a broad-based securities market index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866.3HENDERSON (or 866.343.6337)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hendersonglobalinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Return (%) per calendar year
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the seven-year period ended December 31, 2010, the Fund's highest and lowest quarterly returns were 24.81% and (24.95)% for the quarters ended June
30, 2009 and December 31, 2008, respectively.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After tax-returns are shown only for the Class A shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts. After tax-returns are shown only for the Class A shares. The after-tax returns of the Class B, C and I shares will vary from those shown for the Class A shares because, as noted above, each class of shares has different sales charges, distribution fees and/or service fees, and expenses.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for periods ended December 31, 2010 (including maximum sales charges)	[1]
Henderson Worldwide Income Fund (Prospectus Summary) | Henderson Worldwide Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2020-07-31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.95%)
Henderson Worldwide Income Fund (Prospectus Summary) | Henderson Worldwide Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-07-31
Henderson Worldwide Income Fund (Prospectus Summary) | Henderson Worldwide Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-07-31
Henderson Worldwide Income Fund (Prospectus Summary) | Henderson Worldwide Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-07-31
Henderson Worldwide Income Fund | Barclays Capital Global Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Global Aggregate Bond Index [ex US MBS] (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.68%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.77%
Henderson Worldwide Income Fund | 50% Merrill Lynch Global High Yield Index (USD Hedged)/50% Merrill Lynch Global Broad Market Corporate Index (USD Hedged)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	50% Merril | Lynch Global High Yield Index (USD Hedged)/ 50% Merrill Lynch Global Broad Market Corporate Index (USD Hedged) (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.12%
Henderson Worldwide Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.30%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	601
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	868
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,155
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,997
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	601
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	868
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,155
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,997
Annual Return 2004	rr_AnnualReturn2004	10.64%
Annual Return 2005	rr_AnnualReturn2005	2.56%
Annual Return 2006	rr_AnnualReturn2006	10.36%
Annual Return 2007	rr_AnnualReturn2007	3.36%
Annual Return 2008	rr_AnnualReturn2008	(38.69%)
Annual Return 2009	rr_AnnualReturn2009	50.75%
Annual Return 2010	rr_AnnualReturn2010	10.17%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2003
Henderson Worldwide Income Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.58%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2003
Henderson Worldwide Income Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.53%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2003
Henderson Worldwide Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.29%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.05%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	608
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	943
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,204
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,271
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	208
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	643
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,104
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,271
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2003
Henderson Worldwide Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.29%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.05%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	308
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	643
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,104
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,408
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	208
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	643
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,104
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,408
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2003
Henderson Worldwide Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	580
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,313
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	107
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	334
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	580
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,313
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.28%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2011

[1]	Inception date of Class A shares, Class B shares and Class C shares is September 30, 2003. Inception date of Class I shares is April 29, 2011. The performance for Class I shares for the period prior to April 29, 2011 is based on the performance of Class A shares. Performance for Class I shares would be similar because the shares are invested in the same portfolio of securities and have the same portfolio management. Class I shares are not subject to a front-end sales charge or distribution fee.
[2]	The Fund's adviser has contractually agreed to waive its management fee and, if necessary, to reimburse other operating expenses in order to limit total annual ordinary operating expenses, less distribution and service fees, to 1.05% of the Fund's average daily net assets. The Fund's Expense Limitation Agreement shall terminate upon the earlier of the termination of the Advisory Agreement or July 31, 2020.
[3]	The CDSC payable upon redemption of Class B shares declines over time.
[4]	A CDSC of up to 1% may be imposed on certain redemptions of Class C shares within 12 months of purchase.
[5]	Other expenses are based on estimated amounts for the current fiscal year.